WRL LETTERHEAD

                                         May 1, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Western Reserve Life Assurance Co. of Ohio
                  WRL Series Annuity Account
                  WRL Freedom Attainer
                  File No. 33-49556

Dear Commissioners:

     On behalf of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and the WRL Series Annuity Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by the Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and SAI contained in the Form N-4 registration statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 22, 1997 via EDGAR.

                                                     Sincerely,

                                                     /s/ PRISCILLA I. HECHLER
                                                     ------------------------
                                                     Priscilla I. Hechler
                                                     Assistant Vice President
                                                     and Assistant Secretary

cc:      Thomas E. Pierpan, Esq.
         Stephen E. Roth, Esq.
         Mary Jane Wilson-Bilik, Esq.